Taxes Payable (Tables)	12 Months Ended
Mar. 31, 2024
Taxes Payable [Abstract]
Schedule of Taxes Payable
	As of March 31, 2024	As of March 31, 2023
	USD	USD
Income taxes payable	92,816	95,888
Other taxes (recovery) payable	(18,725)	117
Total taxes payable	74,091	96,005